INCOME TAXES - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State statutory rate	3.10%	5.40%
Permanent tax differences	(2.90%)	(3.90%)
Derivative/Warrant Revaluation
Debt Discount		12.70%
Deferred true-ups	(3.30%)	4.90%
Deferred rate change	(1.40%)
Other		0.70%
Change in valuation allowance	(16.50%)	(40.80%)
Effective tax rate